REVENUE RECOGNITION - Remaining Performance Obligations, Expected Timing of Satisfaction (Details)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized			54.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized		55.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	57.00%
Duration of expected recognition period for remaining performance obligation	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized			37.00%
Duration of expected recognition period for remaining performance obligation		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Minimum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation			3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized		36.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01 | Minimum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation		3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01 | Maximum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation		5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	35.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01 | Minimum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01 | Maximum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	5 years